Reportable Segments Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	Nov. 30, 2010	Aug. 31, 2010	May 31, 2012		May 31, 2011		May 31, 2010
Segment Reporting Information [Line Items]
Net Sales	$ 1,101,770	$ 773,643	$ 916,085	$ 985,918	$ 981,768	$ 678,920	$ 826,343	$ 894,810	$ 3,777,416	[1]	$ 3,381,841	[1]	$ 3,412,716	[1]
Income Before Income Taxes									328,289	[2]	295,053	[2]	268,454	[2]
Interest (Expense), Net									(67,859)	[3]	(49,745)	[3]	(51,697)	[3]
EBIT									396,148	[4]	344,798	[4]	320,151	[4]
Total Assets	3,560,020				3,515,029				3,560,020		3,515,029		3,004,024
Capital Expenditures									71,615		39,826		23,241
Depreciation and Amortization									73,698		72,753		84,253
Industrial Segment
Segment Reporting Information [Line Items]
Net Sales									2,535,238		2,259,809		2,328,194
Income Before Income Taxes									278,676	[2]	232,544	[2]	225,528	[2]
Interest (Expense), Net									(3,770)	[3]	(3,304)	[3]	(1,709)	[3]
EBIT									282,446	[4]	235,848	[4]	227,237	[4]
Total Assets	2,195,702				1,992,143				2,195,702		1,992,143		1,666,005
Capital Expenditures									47,529		29,687		17,887
Depreciation and Amortization									48,701		46,352		56,104
Consumer Segment
Segment Reporting Information [Line Items]
Net Sales									1,242,178		1,122,032		1,084,522
Income Before Income Taxes									160,099	[2]	146,035	[2]	147,019	[2]
Interest (Expense), Net									18	[3]	63	[3]	37	[3]
EBIT									160,081	[4]	145,972	[4]	146,982	[4]
Total Assets	1,184,609				1,195,849				1,184,609		1,195,849		1,135,211
Capital Expenditures									17,156		9,665		4,400
Depreciation and Amortization									23,656		24,954		26,771
Corporate/Other
Segment Reporting Information [Line Items]
Income Before Income Taxes									(110,486)	[2]	(83,526)	[2]	(104,093)	[2]
Interest (Expense), Net									(64,107)	[3]	(46,504)	[3]	(50,025)	[3]
EBIT									(46,379)	[4]	(37,022)	[4]	(54,068)	[4]
Total Assets	179,709				327,037				179,709		327,037		202,808
Capital Expenditures									6,930		474		954
Depreciation and Amortization									$ 1,341		$ 1,447		$ 1,378

[1]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[2]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
[3]	Interest (expense), net includes the combination of interest expense and investment expense (income), net.
[4]	EBIT is defined as earnings (loss) before interest and taxes. We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to corporate acquisitions, as opposed to segment operations. For that reason, we believe EBIT is also useful to investors as a metric in their investment decisions. EBIT should not be considered an alternative to, or more meaningful than, operating income as determined in accordance with GAAP, since EBIT omits the impact of interest and taxes in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness and ongoing tax obligations. Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets' analysis of our segments' core operating performance. We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing. EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.